Right Of Use Assets - Additional Information (Details) - Office Space [Member] SDG in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SDG	Dec. 31, 2019 SGD ($)
Disclosure Of Right Of Use Assets [Line Items]
Total cash outflow for leases amount		$ 19.6	SDG 14.7	$ 11.6
Bottom of range [member]
Disclosure Of Right Of Use Assets [Line Items]
Term of lease	1 year
Top of range [member]
Disclosure Of Right Of Use Assets [Line Items]
Term of lease	5 years